Related Party Transactions and Balances - Summary of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Short-term employee benefits, including salaries and fees	$ 417	$ 264
Professional fees	234	171
Stock-based payments	899	208
Total compensation	$ 1,550	$ 643